Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,312,098	$ 1,021,069
Restricted cash	10,000	10,000
Accounts receivable, net	16,951	13,270
Prepaids and other current assets	558,272	245,030
Total current assets	1,897,321	1,289,369
Non-current assets:
Property and equipment, net	892	1,782
Intangible assets, net	1,289,839	1,168,623
Total non-current assets	1,290,731	1,170,405
Total assets	3,188,052	2,459,774
Current liabilities:
Accounts payable	331,765	760,535
Accrued and other liabilities	330,232	857,722
Note payable, net of discount	0	1,125,724
Warrant liability	16,270	289,165
Derivative liability	0	121,326
Liability to issue equity	0	33,297
Total current liabilities	678,267	3,187,769
Total liabilities	678,267	3,187,769
Stockholders' equity (deficit)
Common stock - $0.00001 par value, 200,000,000 authorized and 10,044,728 and 825,459 shares issued and outstanding (see Note 11)	100	8
Additional paid-in capital	51,782,424	43,553,523
Accumulated deficit	(49,272,739)	(44,281,526)
Total stockholders’ equity (deficit)	2,509,785	(727,995)
Total liabilities and stockholders’ equity (deficit)	3,188,052	2,459,774
Series B Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value	0	0
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value	$ 0	$ 0